WIRELESS SERVICE PROVIDER SETTLEMENT AGREEMENT (10k specific)	12 Months Ended
Dec. 31, 2010
WIRELESS SERVICE PROVIDER SETTLEMENT AGREEMENT
WIRELESS SERVICE PROVIDER SETTLEMENT AGREEMENT
NOTE 14 – WIRELESS SERVICE PROVIDER SETTLEMENT AGREEMENT

The business terms of our relationships with our wireless service providers are governed by our wireless reseller agreements. These contracts are complex and include provisions determining our upfront commission revenue, net of chargebacks for wireless service deactivations; our acquisition and return of wireless handsets; and, in some cases, future residual revenue, performance targets and marketing development funds. Disputes occasionally arise between the parties regarding the interpretation of these contract provisions.

Certain disputes arose with one of the Company's wireless service providers pertaining to upfront commission revenue for activations prior to July 1, 2010, and related chargebacks for wireless service deactivations. Negotiations regarding resolution of these disputes culminated in the signing of a settlement agreement in July 2010. In connection with the decision to settle these disputes, the Company considered the following: the timing of cash outflows and inflows in connection with the disputed upfront commission revenue and related chargebacks, and the estimated future residual revenue; the benefits of settling the disputes and agreeing to enter into good faith negotiations with the wireless service provider in the third quarter of 2010 to modify the commission and chargeback provisions of our wireless reseller agreement; and the risks associated with the ultimate realization of the estimated future residual revenue. Key elements of the settlement agreement include the following:

•	All disputes relating to upfront commission revenue for activations prior to July 1, 2010, and related chargebacks were settled.

•	The wireless service provider agreed to pay $141 million to the Company on or before July 30, 2010.

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The Company and the wireless service provider agreed to enter into good faith negotiations in the third quarter of 2010 to modify the commission and chargeback provisions of our wireless reseller agreement.

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Beginning on July 1, 2010, the wireless service provider was no longer obligated to pay future residual revenue amounts to the Company for a period of time for customers activated on or before June 30, 2010. For the first six months of 2010, these residual revenue amounts averaged approximately $9 million per quarter. Based on this average, we would receive no residual revenue payments from this wireless service provider for eight quarters beginning with the third quarter of 2010 under the terms of the settlement agreement.

The effects of the settlement agreement have been reflected in net sales and operating revenues for 2010.

In the third quarter of 2010, we reached an agreement with this wireless service provider to modify the commission and chargeback provisions of our wireless reseller agreement. Based on the terms of the settlement agreement, the terms of the amended wireless reseller agreement, and the performance of our business with this wireless service provider, we do not believe that these events will have a material effect on our results of operations for future periods.